Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/23	$300	$300,373
Series A, 5.00%, 09/01/23	325	325,417
Series B, 5.00%, 09/01/23	540	540,693

Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/23	365	366,419
State of Alabama GO
Series A, 5.00%, 08/01/23	255	255,000
Series A, 5.00%, 11/01/23	500	502,031
Series C, 5.00%, 08/01/23	250	250,000
Series C, 5.00%, 11/01/23	290	291,178
University of Alabama at Birmingham RB 5.00%, 10/01/23	700	701,687
Series A, 5.00%, 10/01/23	135	135,325
		3,668,123
Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 5.00%, 09/01/23	165	165,206
State of Alaska GO, Series B, 5.00%, 08/01/23	100	100,000
		265,206
Arizona — 0.3%
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	460	460,590
Arizona State University RB, 5.00%, 08/01/23	150	150,000
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/23	170	170,464
State of Arizona
5.00%, 09/01/23	75	75,091
5.00%, 09/01/23 (ETM)	185	185,222
University of Arizona (The) RB, 5.00%, 08/01/23	180	180,000
		1,221,367
Arkansas — 0.2%
State of Arkansas GO, 5.00%, 10/01/23	965	967,599
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	105,414
		1,073,013
California — 12.6%
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/23 (AGM)(a)	50	50,000
Anaheim Housing & Public Improvements Authority RB, Series A, 5.00%, 10/01/23	175	175,495
Bay Area Toll Authority RB
VRDN,3.30%, 04/01/55 (Put 07/31/23)(b)	7,000	7,000,000
VRDN,3.42%, 04/01/55 (Put 07/31/23)(b)	7,200	7,200,000
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	80,000
California Health Facilities Financing Authority RB 5.00%, 11/15/23	25	25,121
Series A, 5.00%, 11/15/23	15	15,077
Series B, 5.00%, 11/15/23	110	110,545
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/23	185	185,535
California State Public Works Board RB 5.00%, 09/01/23	200	200,283
Series A, 5.00%, 09/01/23	175	175,248
Series B, 5.00%, 10/01/23	665	666,934
Series C, 5.00%, 11/01/23	105	105,466
Series D, 5.00%, 09/01/23	600	600,849
Security	Par (000)	Value

California (continued)
Series F, 5.00%, 09/01/23	$255	$255,361
Series G, 5.00%, 09/01/23	20	20,028
Series I, 5.00%, 11/01/23	545	547,417
California State University RB 5.00%, 11/01/23	270	271,292
Series A, 5.00%, 11/01/23	1,085	1,090,182
Series C, 5.00%, 11/01/23 (AGM)	240	241,154
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	210	210,000
City of Los Angeles CA GO, 5.00%, 09/01/23	350	350,504
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/23	745	748,342
Series B, 5.00%, 11/01/23	100	100,449
Coast Community College District GO
5.00%, 08/01/26 (PR 08/01/23)	1,200	1,200,000
Series A, 5.00%, 08/01/23	100	100,000
Contra Costa Water District RB, Series T, 5.00%, 10/01/23	230	230,669
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	150,000
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/23 (NPFGC)(a)	195	193,865
Foothill-De Anza Community College District GO, 5.00%, 08/01/23	140	140,000
Grossmont Union High School District GO, 4.00%, 08/01/23	125	125,000
Huntington Beach Union High School District GO, 5.00%, 08/01/23	175	175,000
Laguna Beach Unified School District GO, 4.00%, 08/01/23	155	155,000
Las Virgenes Unified School District GO
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	49,568
Series D, 0.00%, 09/01/23 (NPFGC)(a)	105	104,704
Long Beach Community College District GO, 5.00%, 08/01/23	115	115,000
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	450	450,000
Series C, 5.00%, 08/01/23	535	535,000
Los Angeles County Sanitation Districts Financing Authority RB, 5.00%, 10/01/23	410	411,199
Los Angeles Department of Water & Power RB, VRDN,3.25%, 07/01/34 (Put 08/07/23)(b)	5,500	5,500,000
Metropolitan Water District of Southern California RB, Series B, 5.00%, 09/01/23	75	75,106
Modesto Irrigation District RB, 5.00%, 10/01/23	230	230,631
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	20,000
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	475	477,024
Newport Mesa Unified School District GO, Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	50	50,000
Northern California Power Agency RB, 5.00%, 08/01/23	75	75,000
Orange County Water District RB, 5.00%, 08/15/23	375	375,244
Palomar Community College District GO, Series B, 0.00%, 08/01/23(a)	200	200,000
Rancho Santiago Community College District GO, 4.00%, 09/01/23	50	50,027
Sacramento Municipal Utility District RB 5.00%, 08/15/23	250	250,156

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series D, 5.00%, 08/15/23	$125	$125,078
Series F, 5.00%, 08/15/23	50	50,031
San Diego Community College District GO
0.00%, 08/01/23(a)	35	35,000
5.00%, 08/01/23	125	125,000
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	65	65,231
San Francisco Bay Area Rapid Transit District GO, 5.00%, 08/01/23	1,250	1,250,000
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/23	100	100,296
San Jose Evergreen Community College District GO
5.00%, 09/01/23	180	180,269
Series A, 5.00%, 09/01/23	285	285,427
San Mateo County Community College District GO, Series A, 0.00%, 09/01/23 (NPFGC)(a)	160	159,579
San Mateo Union High School District GO
Series A, 4.00%, 09/01/23	140	140,076
Series A, 5.00%, 09/01/23	125	125,167
Series B, 0.00%, 09/01/23 (NPFGC)(a)	160	159,574
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/23	500	500,000
Santa Monica Community College District GO, Series A, 5.00%, 08/01/23	290	290,000
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	100	100,000
Series B, 4.00%, 08/01/23	200	200,000
Southern California Public Power Authority RB,
VRDN,4.00%, 07/01/36 (Put 07/31/23)(b)	5,000	5,000,000
State of California Department of Water Resources RB 5.00%, 12/01/23	125	125,766
Series AS, 5.00%, 12/01/23	370	372,267
Series AW, 5.00%, 12/01/23	390	392,390
Series AX, 5.00%, 12/01/23	415	417,543
Series BA, 5.00%, 12/01/23	235	236,440
State of California GO
4.00%, 10/01/23	315	315,429
4.00%, 11/01/23	200	200,420
5.00%, 08/01/23	2,015	2,015,000
5.00%, 09/01/23	3,910	3,914,531
5.00%, 10/01/23	1,030	1,033,064
5.00%, 11/01/23	3,270	3,284,832
5.00%, 12/01/23	945	950,791
Series B, 5.00%, 08/01/23	715	715,000
Series B, 5.00%, 09/01/23	1,660	1,662,403
Torrance Unified School District GO
5.00%, 08/01/23	115	115,000
5.00%, 08/01/39 (PR 08/01/23)	230	230,000
West Valley-Mission Community College District GO, 5.00%, 08/01/23	500	500,000
		57,235,079
Colorado — 3.9%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/01/23 (SAW)	725	728,745
Adams County School District No. 1 GO, 4.00%, 12/01/23 (SAW)	250	250,561
Arapahoe County School District No. 6 Littleton GO, 5.00%, 12/01/23 (SAW)	1,070	1,075,527
Board of Water Commissioners City & County of Denver (The) RB, Series B, 5.00%, 09/15/23	130	130,258
Security	Par (000)	Value

Colorado (continued)
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/23	$225	$226,084
Series A, 5.00%, 11/15/23	5,675	5,702,324
Series B, 5.00%, 11/15/23	200	200,963
City & County of Denver Co. GO, 5.00%, 08/01/23	8,000	8,000,000
City of Boulder Water & Sewer Revenue, 5.00%, 12/01/23	100	100,566
City of Colorado Springs Co. Utilities System Revenue RB, Series C, 5.00%, 11/15/23	100	100,458
Colorado Health Facilities Authority, 5.00%, 11/01/23	400	401,077
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	565	568,200
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	119,632
		17,604,395
Connecticut — 4.3%
Connecticut State Health & Educational Facilities Authority RB
VRDN,3.05%, 07/01/42 (Put 08/07/23)(b)	15,000	15,000,000
Series V-1, VRDN,4.28%, 07/01/36 (Put 07/31/23)(b)	750	750,000
State of Connecticut GO
4.00%, 10/15/23	250	250,319
Series A, 5.00%, 10/15/23	535	536,699
Series D, 5.00%, 09/15/23	480	480,913
Series E, 5.00%, 09/01/23	190	190,242
Series E, 5.00%, 10/15/23	100	100,327
Series F, 5.00%, 09/15/23	175	175,333
Series F, 5.00%, 11/15/23	270	271,261
Series H, 5.00%, 11/15/23	120	120,561
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/23	275	275,000
Series A, 5.00%, 09/01/23	190	190,241
Series A, 5.00%, 10/01/23	775	777,022
Series B, 5.00%, 08/01/23	290	290,000
Series B, 5.00%, 10/01/23	100	100,261
		19,508,179
Delaware — 0.1%
County of New Castle DE GO, 5.00%, 10/01/23	215	215,597
District of Columbia — 3.8%
District of Columbia RB
5.00%, 12/01/23	16,000	16,086,894
Series A, 5.00%, 12/01/23	470	472,553
Series C, 5.00%, 10/01/23	120	120,315
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	185	185,504
Series B, 5.00%, 10/01/23	215	215,583
Series C, 5.00%, 10/01/23	130	130,354
		17,211,203
Florida — 1.4%
City of Jacksonville FL RB
5.00%, 10/01/23	110	110,263
Series C, 5.00%, 10/01/23	100	100,246
City of Orlando FL RB, Series B, 5.00%, 10/01/23	135	135,368
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	35,084
City of Tampa FL Sales Tax Revenue RB, 5.00%, 10/01/23	100	100,264
County of Broward FL Airport System Revenue RB Series C, 5.00%, 10/01/23	110	110,210

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series C, 5.25%, 10/01/28 (PR 10/01/23)	$800	$802,503
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	330	330,653
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/23	1,310	1,313,158
Series B, 5.00%, 10/01/23	215	215,518
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	110	110,302
County of Palm Beach FL Water & Sewer Revenue RB, 5.00%, 10/01/28 (PR 10/01/23)	1,240	1,243,380
County of Seminole FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/23	180	180,470
Florida Department of Management Services COP, Series A, 5.00%, 08/01/23	210	210,000
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	170	170,424
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	185	185,000
Orange County School Board COP
Series A, 5.00%, 08/01/23	90	90,000
Series D, 5.00%, 08/01/23	50	50,000
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	295	295,770
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	285	285,521
Palm Beach County School District COP
Series A, 5.00%, 08/01/23	115	115,000
Series B, 5.00%, 08/01/23	250	250,000
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	20,000
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	110	110,000
		6,569,134
Georgia — 1.2%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/23	160	160,646
Series A, 5.00%, 11/01/23	125	125,505
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	60	60,286
County of DeKalb GA GO, 5.00%, 12/01/23	125	125,687
County of DeKalb GA Water & Sewerage Revenue RB, 5.00%, 10/01/23	225	225,598
Development Authority for Fulton County RB, 5.00%, 11/01/23	125	125,505
Georgia State Road & Tollway Authority RB, 5.00%, 10/01/23 (MUN GOVT GTD)	3,000	3,007,928
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/23	500	500,000
Private Colleges & Universities Authority RB, 5.00%, 09/01/23	250	250,339
State of Georgia GO, Series E, 5.00%, 12/01/23	895	900,306
		5,481,800
Hawaii — 1.2%
City & County of Honolulu HI GO
5.00%, 08/01/23	220	220,000
5.00%, 11/01/23	110	110,447
Series A, 5.00%, 09/01/23	355	355,458
Series A, 5.00%, 10/01/23	200	200,532
Series B, 4.00%, 10/01/23	100	100,105
Security	Par (000)	Value

Hawaii (continued)
Series B, 5.00%, 09/01/23	$360	$360,465
Series B, 5.00%, 10/01/23	450	451,197
Series C, 5.00%, 10/01/23	145	145,386
Series E, 4.00%, 09/01/23	145	145,072
County of Hawaii HI GO, Series D, 5.00%, 09/01/23	75	75,097
State of Hawaii GO
Series EH, 5.00%, 08/01/29 (PR 08/01/23)	500	500,000
Series EH, 5.00%, 08/01/30 (PR 08/01/23)	325	325,000
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	520,000
Series EO, 5.00%, 08/01/23 (ETM)	50	50,000
Series EP, 5.00%, 08/01/23	545	545,000
Series EY, 5.00%, 10/01/23	385	385,992
Series EZ, 5.00%, 10/01/23	160	160,412
Series FE, 5.00%, 10/01/23	300	300,773
Series FG, 4.00%, 10/01/23	135	135,130
Series FG, 5.00%, 10/01/23	70	70,180
Series FH, 5.00%, 10/01/23	115	115,296
Series FN, 5.00%, 10/01/23	130	130,335
		5,401,877
Illinois — 1.9%
Illinois Finance Authority RB
5.00%, 10/01/23	100	100,263
5.00%, 12/01/23	320	321,759
VRDN,3.93%, 07/01/38 (Put 08/07/23)(b)	3,700	3,700,000
Series A, 5.00%, 10/01/23	280	280,735
State of Illinois GO
5.00%, 08/01/23	380	380,000
Series A, 5.00%, 10/01/23	200	200,411
Series B, 5.00%, 10/01/23	460	460,945
Series B, 5.00%, 12/01/23	50	50,214
Series D, 5.00%, 11/01/23	3,055	3,064,554
		8,558,881
Indiana — 0.5%
Indiana Finance Authority RB
5.00%, 10/01/23	425	426,067
Series 2, 5.00%, 10/01/23	255	255,640
Series A, 5.00%, 12/01/23	110	110,463
Series C, 5.00%, 12/01/23	1,285	1,292,106
Indiana University RB, Series X, 5.00%, 08/01/23	185	185,000
		2,269,276
Iowa — 0.1%
Iowa Finance Authority RB, 5.00%, 08/01/23	300	300,000
Kansas — 0.2%
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/23	95	95,103
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/23	690	690,862
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	100,000
		885,965
Kentucky — 0.1%
Kentucky Asset Liability Commission RB, 5.25%, 09/01/23	500	500,700
Louisiana — 1.2%
State of Louisiana GO
5.00%, 08/01/23	120	120,000
5.00%, 10/01/23	4,000	4,010,970
Series A, 4.00%, 09/01/23	85	85,046
Series C, 5.00%, 08/01/23	500	500,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series D-1, 5.00%, 12/01/23	$275	$276,557
State of Louisiana RB, 5.00%, 09/01/23	365	365,487
		5,358,060
Maine — 0.5%
Maine Municipal Bond Bank RB
5.00%, 11/01/23	1,165	1,169,731
Series A, 5.00%, 09/01/23	860	861,083
Series A, 5.00%, 11/01/23	125	125,508
Series C, 5.00%, 11/01/23	225	225,914
		2,382,236
Maryland — 3.4%
City of Baltimore MD GO, Series A, 5.00%, 10/15/23	200	200,715
County of Anne Arundel MD GOL, 5.00%, 10/01/23	1,565	1,569,266
County of Baltimore MD GO
5.00%, 08/01/23	100	100,000
5.00%, 11/01/23	180	180,754
County of Charles MD GO
5.00%, 10/01/23	1,030	1,032,739
5.00%, 11/01/23	10	10,041
County of Frederick MD GO, Series A, 5.00%, 08/01/23	240	240,000
County of Harford MD GO, 5.00%, 09/15/23	260	260,517
County of Montgomery MD
5.00%, 11/01/23	830	833,475
5.00%, 11/01/26 (PR 11/01/23)	1,000	1,004,037
County of Montgomery MD GO
5.00%, 11/01/23	125	125,523
Series A, 5.00%, 11/01/23	865	868,621
Series A, 5.00%, 12/01/23	675	678,822
Series B, 5.00%, 11/01/23	1,265	1,270,296
Series B, 5.00%, 12/01/23	620	623,511
Series C, 5.00%, 10/01/23	295	295,809
County of Prince George’s MD COP, 5.00%, 10/15/23	25	25,072
County of Prince George’s MD GO, Series A, 5.00%, 09/15/23	120	120,238
State of Maryland Department of Transportation RB
4.00%, 09/01/23	355	355,171
5.00%, 09/01/23	200	200,255
5.00%, 10/01/23	910	912,390
5.00%, 12/01/23	125	125,679
State of Maryland GO
Second Series, 5.00%, 08/01/23	90	90,000
Series A, 5.00%, 08/01/23	510	510,000
Series B, 4.00%, 08/01/23	595	595,000
Series C, 5.00%, 08/01/23	3,435	3,435,000
		15,662,931
Massachusetts — 2.1%
City of Boston MA GO, 5.00%, 11/01/23	2,000	2,008,722
Commonwealth of Massachusetts GOL
Series A, 4.20%, 08/01/23 (AMBAC)	100	100,000
Series B, 5.25%, 08/01/23	70	70,000
Series B, 5.25%, 09/01/23 (AGM)	990	991,515
Series C, 5.00%, 10/01/23	325	325,891
Series C, 5.50%, 12/01/23 (AMBAC)	840	846,123
Series E, 5.00%, 11/01/23	985	989,124
Series H, 5.00%, 12/01/23	120	120,680
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	255	255,000
Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority RB
Series A, VRDN,4.00%, 11/01/49 (Put 07/31/23)(b)	$1,890	$1,890,000
Series J-2, VRDN,3.80%, 07/01/31 (Put 08/07/23)(b)	1,100	1,100,000
Massachusetts School Building Authority RB
Series A, 5.00%, 11/15/23 (ETM)	85	85,410
Series C, 4.00%, 08/15/23 (ETM)	60	60,015
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	195	195,000
Series B, 5.25%, 08/01/23 (AGM)	275	275,000
University of Massachusetts Building Authority RB
5.00%, 11/01/23	100	100,406
Series 2021-1, 5.00%, 11/01/23	345	346,401
		9,759,287
Michigan — 1.4%
Michigan Finance Authority, 5.00%, 10/01/23	195	195,512
Michigan Finance Authority RB
5.00%, 11/15/23	50	50,241
Series B, 5.00%, 10/01/23	270	270,709
Michigan State Building Authority RB, Series I, 5.00%, 10/15/23	430	431,366
State of Michigan GO
5.00%, 12/01/23	75	75,425
Series A, 5.00%, 12/01/23	190	191,076
Series B, 5.00%, 11/01/23	20	20,084
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/23	2,070	2,079,669
Series A, 5.00%, 11/15/23	130	130,607
University of Michigan RB, Series D-2, VRDN,3.85%, 12/01/29 (Put 08/07/23)(b)	2,770	2,770,000
Wayne County Airport Authority RB, Series G, 5.00%, 12/01/23	100	100,500
		6,315,189
Minnesota — 3.6%
City of Minneapolis MN GO, 4.00%, 12/01/23	250	250,561
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	25,136
County of Hennepin MN GO
5.00%, 12/01/23	595	598,330
Series C, 5.00%, 12/01/23	410	412,295
Series A, 5.00%, 12/01/23	95	95,532
Series C, 5.00%, 12/01/23	70	70,392
Metropolitan Council GO, Series B, 5.00%, 12/01/23	3,715	3,736,038
Minnesota Municipal Power Agency RB
4.00%, 10/01/23	265	265,299
5.00%, 10/01/23	140	140,384
State of Minnesota, 5.00%, 10/01/23	4,300	4,311,793
State of Minnesota GO
5.00%, 09/01/23	1,770	1,772,359
5.00%, 10/01/23	750	752,057
Series D, 5.00%, 10/01/23	100	100,274
Series A, 5.00%, 08/01/23	610	610,000
Series A, 5.00%, 09/01/23	1,000	1,001,332
Series B, 5.00%, 08/01/23	840	840,000
Series B, 5.00%, 10/01/23	250	250,686
Series D, 5.00%, 08/01/23	770	770,000
Series F, 5.00%, 10/01/23	285	285,781
University of Minnesota, 5.00%, 09/01/23	100	100,131
		16,388,380

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi — 0.2%
State of Mississippi GO
5.00%, 12/01/27 (PR 12/01/23)	$770	$774,335
Series F, 5.25%, 10/01/23	215	215,658
		989,993
Missouri — 0.2%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/23	235	235,000
Missouri State Board of Public Buildings RB
5.00%, 10/01/23	425	426,166
Series B, 5.00%, 10/01/23	415	416,138
		1,077,304
Nevada — 0.9%
County of Clark NV GOL
5.00%, 11/01/23	1,100	1,104,331
5.00%, 12/01/23	200	201,066
Series A, 5.00%, 11/01/23	355	356,397
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/23	155	155,842
State of Nevada GOL, 5.00%, 11/01/23	1,000	1,003,987
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	1,415	1,423,389
		4,245,012
New Hampshire — 0.2%
New Hampshire Municipal Bond Bank RB
5.00%, 08/15/23	315	315,187
5.00%, 08/15/23 (ST INTERCEPT)	220	220,130
Series B, 5.00%, 08/15/23	100	100,059
Series C, 5.25%, 08/15/23 (HERBIP)	100	100,068
Series E, 5.00%, 08/15/23	125	125,074
		860,518
New Jersey — 0.3%
Monmouth County Improvement Authority (The) RB
Series B, 4.00%, 08/01/23 (GTD)	115	115,000
Series B, 5.00%, 12/01/23 (GTD)	245	246,387
New Jersey Economic Development Authority, 5.00%, 11/01/23	100	100,356
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/23 (SAP)	620	622,209
Series N-1, 5.50%, 09/01/23 (NPFGC)	200	200,305
		1,284,257
New York — 15.4%
City of New York, VRDN, VRDN,4.50%, 04/01/36 (Put 07/31/23)(b)	5,200	5,200,000
City of New York NY GO
4.50%, 08/01/40 (Put 07/31/23)(b)	3,900	3,900,000
5.00%, 08/01/23	375	375,000
Series 1, 5.00%, 08/01/23	525	525,000
Series A, 4.00%, 08/01/23	150	150,000
Series A, 5.00%, 08/01/23	345	345,000
Series A-1, 5.00%, 08/01/23	320	320,000
Series B, VRDN,4.48%, 10/01/46 (Put 07/31/23)(b)	600	600,000
Series C, 5.00%, 08/01/23	2,095	2,095,000
Series C-1, 5.00%, 08/01/23	2,250	2,250,000
Series D, 5.00%, 08/01/23	35	35,000
Series D-1, 5.00%, 08/01/23	50	50,000
Series E, 5.00%, 08/01/23	460	460,000
Series G, 5.00%, 08/01/23	705	705,000
Series H, 5.00%, 08/01/23	765	765,000
Series I, 5.00%, 08/01/23	885	885,000
Security	Par (000)	Value

New York (continued)
Series J, 5.00%, 08/01/23	$850	$850,000
County of Albany NY GOL, 4.00%, 08/01/23	105	105,000
Long Island Power Authority RB
5.00%, 09/01/23	400	400,480
Series A, 5.00%, 09/01/23	150	150,180
Metropolitan Transportation Authority RB
4.00%, 11/15/23	200	199,981
Series A, 5.00%, 11/15/23	10	10,051
Series A-1, 5.00%, 11/15/23	50	50,135
Series A-2, 5.00%, 11/15/23	195	195,528
Series B, 5.00%, 11/15/23	1,635	1,639,429
Series B-3, 5.00%, 11/15/23	55	55,149
Series C, 5.00%, 11/15/23	395	396,071
Series C-1, 5.00%, 11/15/23	915	917,480
Series D, 5.00%, 11/15/23	400	401,084
Series F, 5.00%, 11/15/23	140	140,379
New York City Municipal Water Finance Authority RB
3.92%, 06/15/36 (Put 08/07/23)(b)	14,000	14,000,000
VRDN,4.65%, 06/15/43 (Put 07/31/23)(b)	1,300	1,300,000
New York City Transitional Finance Authority Future Tax
Secured Revenue
5.00%, 08/01/23	180	180,000
5.00%, 08/01/23 (ETM)	35	35,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	4,035	4,051,791
VRDN,4.65%, 02/01/45 (Put 07/31/23)(b)	2,000	2,000,000
Series A-1, 4.00%, 08/01/23	125	125,000
Series A-1, 5.00%, 08/01/23	1,590	1,590,000
Series B-1, 4.00%, 08/01/23	100	100,000
Series B-1, 5.00%, 11/01/23	100	100,416
Series C, 5.00%, 11/01/23	2,195	2,204,135
Series D, 5.00%, 11/01/23	315	316,311
Sub-Series C, 5.00%, 11/01/23	645	647,684
VRDN, VRDN,4.65%, 02/01/45 (Put 07/31/23)(b)	4,300	4,300,000
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	25,102
Series B, 5.00%, 11/15/23	20	20,070
New York State Dormitory Authority RB
VRDN,3.25%, 09/01/39 (Put 08/07/23)(b)	10,000	10,000,000
Series A, 4.00%, 10/01/23 (SAW)	240	240,232
Series A, 5.00%, 10/01/23 (AGM)	65	65,176
Series A, 5.00%, 10/01/23 (SAW)	150	150,386
Series B, 5.00%, 10/01/23	200	200,565
Series E, 5.00%, 10/01/23 (SAW)	50	50,129
New York State Environmental Facilities Corp. RB, Series D, 5.00%, 09/15/23	175	175,348
Port Authority of New York & New Jersey RB
4.00%, 12/01/23	165	165,398
5.00%, 10/15/23	130	130,444
5.00%, 11/15/23	310	311,510
Series 179, 5.00%, 12/01/23.	350	351,982
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	855	857,716
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	285	286,323
Series A, 5.00%, 11/15/23	140	140,650
Series A, 5.00%, 11/15/23	1,050	1,054,874
Series A, 5.00%, 11/15/23 (Call 08/31/23)	100	100,125
Series B, 4.00%, 11/15/23	380	380,695

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/23	$345	$346,602
		70,174,611
North Carolina — 1.5%
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	40,212
City of Charlotte NC GO, 5.00%, 12/01/23	775	779,312
City of Charlotte NC Storm Water Revenue, 5.00%, 12/01/23	900	905,007
County of Durham NC GO, 5.00%, 10/01/23	200	200,548
County of Forsyth NC GO, 5.00%, 12/01/23	255	256,436
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/23	100	100,136
Series B, 5.00%, 12/01/23	140	140,811
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	295	295,804
County of Union NC GO, 5.00%, 09/01/23	1,820	1,822,411
County of Wake NC RB
5.00%, 09/01/23	150	150,199
Series A, 5.00%, 12/01/23	465	467,618
North Carolina State University at Raleigh, 5.00%, 10/01/42 (PR 10/01/23)	1,250	1,253,303
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	200	200,529
		6,612,326
North Dakota — 0.0%
North Dakota Public Finance Authority RB, Series A, 5.00%, 10/01/23	105	105,288

Ohio — 9.5%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	190	191,076
City of Columbus OH GO
Series 5, 5.00%, 08/15/23	270	270,156
Series A, 5.00%, 08/15/23	130	130,075
Series A, 5.00%, 08/15/28 (PR 08/15/23)	225	225,133
City of Columbus OH GOL, Series B, 5.00%, 08/15/23	270	270,156
City of Columbus OH Sewerage Revenue RB, VRDN,3.80%, 06/01/32 (Put 08/07/23)(b)	1,000	1,000,000
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	475	477,375
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	3,260	3,277,489
Miami University/Oxford OH RB, 5.00%, 09/01/23	165	165,190
Ohio Higher Educational Facility Commission RB
5.00%, 12/01/23	110	110,532
5.00%, 12/01/23 (ETM)	45	45,224
Series A, 5.00%, 12/01/23	165	165,798
Ohio State University (The), VRDN, 3.40%, 12/01/44 (Put 08/07/23)(b)	10,000	10,000,000
Ohio State University (The) RB
5.00%, 12/01/23	610	613,050
VRDN,3.40%, 12/01/39 (Put 08/07/23)(b)	5,825	5,825,000
Series A, 5.00%, 12/01/23	395	396,870
Ohio University RB, Series A, 5.00%, 12/01/23	120	120,620
Ohio Water Development Authority RB
5.00%, 12/01/23	615	618,503
Series B, 5.00%, 12/01/23	130	130,741
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	255	256,453
5.50%, 12/01/23	150	151,098
VRDN,3.90%, 12/01/36 (Put 08/07/23)(b)	15,000	15,000,000
Security	Par (000)	Value

Ohio (continued)
Series 2015-A, 5.00%, 12/01/23	$500	$502,848
State of Ohio Department of Administrative Services COP, 5.00%, 09/01/23	275	275,310
State of Ohio GO
Series A, 5.00%, 08/01/23	345	345,000
Series A, 5.00%, 09/01/23	500	500,666
Series A, 5.00%, 09/15/23	315	315,625
Series B, 4.00%, 09/01/23	200	200,108
Series B, 5.00%, 08/01/23	185	185,000
Series C, 5.00%, 09/01/23	90	90,120
Series C, 5.00%, 11/01/23	210	210,879
Series T, 5.00%, 11/01/23	150	150,620
State of Ohio GOL, Series A, 5.00%, 09/01/23	340	340,453
State of Ohio RB
5.00%, 10/01/23 (ETM)	125	125,341
Series C, 5.00%, 12/01/23	440	442,419
		43,124,928
Oklahoma — 0.1%
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	130	130,000
Oklahoma Water Resources Board RB, 4.00%, 10/01/23	425	425,431
		555,431
Oregon — 1.3%
City of Eugene OR Electric Utility System Revenue RB, Series A, 5.00%, 08/01/23	225	225,000
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	90,245
Series B, 5.00%, 10/01/23	115	115,310
Oregon State Business Development Commission RB, Series 232, VRDN,2.40%, 12/01/40 (Put 08/14/23)(b)	350	349,786
State of Oregon Department of Transportation RB
Series C, 5.00%, 11/15/23	160	160,779
Series A, 4.25%, 11/15/34 (PR 11/15/23)	850	852,309
Series A, 5.00%, 11/15/23	970	974,727
Series A, 5.00%, 11/15/29 (PR 11/15/23)	1,000	1,004,828
Series A, 5.00%, 11/15/38 (PR 11/15/23)	1,000	1,004,828
State of Oregon GO
Series A, 5.00%, 08/01/23	50	50,000
Series G, 5.00%, 11/01/23	45	45,180
Series L, 5.00%, 08/01/23	460	460,000
Series O, 5.00%, 08/01/23	70	70,000
Tri-County Metropolitan Transportation District of Oregon RB, Series B, 5.00%, 09/01/23	20	20,027
Washington County Clean Water Services, 5.00%, 10/01/23	310	310,845
		5,733,864
Pennsylvania — 4.3%
City of Philadelphia PA GO
5.00%, 08/01/23	650	650,000
Series A, 5.00%, 08/01/23	115	115,000
Commonwealth of Pennsylvania GO
First Series, 5.00%, 08/15/23	3,270	3,271,887
First Series, 5.00%, 09/15/23	290	290,559
Second Series, 5.00%, 09/15/23	340	340,655
Second Series, 5.00%, 10/15/23	705	707,334
County of Lehigh PA GO, 4.00%, 11/15/23	650	651,207
Delaware County Authority, 5.00%, 08/01/23	105	105,000
Delaware County Authority RB
5.00%, 08/01/23	110	110,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 12/01/23	$75	$75,400
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 08/15/23	250	250,126
Pennsylvania State University (The) RB
5.00%, 09/01/23	945	946,275
Series B, 5.00%, 09/01/23	245	245,330
Pennsylvania Turnpike Commission, VRDN,3.98%, 12/01/39 (Put 08/07/23)(b)	7,300	7,300,000
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 5.00%, 12/01/23	180	181,013
Pennsylvania Turnpike Commission RB
4.00%, 12/01/23	750	751,313
5.00%, 12/01/23	1,645	1,653,225
Series A, 5.00%, 12/01/23	335	336,675
Series A-1, 5.00%, 12/01/23	225	226,125
Series B, 5.00%, 12/01/23	35	35,158
Series C, 5.00%, 12/01/43 (PR 12/01/23)	1,200	1,205,960
		19,448,242
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	215	215,286
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/23	295	295,809
Series B, 5.00%, 10/01/23	540	541,481
Series C, 5.00%, 10/01/23	25	25,069
State of Rhode Island, 5.00%, 10/15/24 (PR 10/15/23)	525	526,775
State of Rhode Island COP, Series B, 5.00%, 10/01/23	145	145,362
State of Rhode Island GO
5.00%, 11/01/23	50	50,202
Series A, 3.00%, 08/01/23	500	500,000
Series D, 5.00%, 08/01/23	585	585,000
Series A, 5.00%, 08/01/23	120	120,000
		3,004,984
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/23	190	191,051
5.00%, 12/01/30 (PR 12/01/23)	3,000	3,016,889
County of Charleston SC GO, 5.00%, 11/01/23	190	190,767
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/23	310	310,747
Series A, 5.00%, 10/01/23	245	245,591
State of South Carolina GO, Series A, 5.00%, 08/01/23 (SAW)	200	200,000
		4,155,045
Tennessee — 0.7%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	135	135,548
County of Sumner TN GO, 5.00%, 12/01/23	70	70,376
State of Tennessee GO
5.00%, 11/01/23	240	241,011
Series A, 5.00%, 08/01/23	870	870,000
Series A, 5.00%, 09/01/23	250	250,335
Series B, 5.00%, 08/01/23	140	140,000
Tennessee State School Bond Authority, 5.00%, 11/01/23 (ST INTERCEPT)	300	301,218
Tennessee State School Bond Authority RB
5.00%, 11/01/23	400	401,625
Series A, 5.00%, 11/01/23	240	240,975
Security	Par (000)	Value

Tennessee (continued)
Series B, 5.00%, 11/01/23	$715	$717,904
		3,368,992
Texas — 9.5%
Austin Community College District GOL, 5.00%, 08/01/23	1,290	1,290,000
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	100	100,000
Austin Independent School District GO
5.00%, 08/01/23 (PSF)	550	550,000
Series B, 5.00%, 08/01/23	460	460,000
Series B, 5.00%, 08/01/23 (PSF)	190	190,000
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/23	240	240,134
Series I, 5.00%, 08/15/23	325	325,182
Series J, 5.00%, 08/15/23	610	610,341
Central Texas Turnpike System, 0.00%, 08/15/23(a)	705	704,112
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/23 (AMBAC)(a)	250	249,663
Series C, 5.00%, 08/15/23	660	660,344
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/23	235	236,091
City of Austin TX GOL, 5.00%, 09/01/23	2,160	2,162,789
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/23	655	658,085
5.00%, 11/15/23 (ETM)	360	361,583
Series A, 5.00%, 11/15/23	375	376,795
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/23	175	175,436
Series A, 5.00%, 10/01/23	100	100,249
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	140	140,634
Series B, 5.00%, 11/15/23	140	140,634
Series D, 5.00%, 11/15/23	200	200,905
Serries C, 5.00%, 11/15/23	310	311,403
City of Plano TX GOL, 5.00%, 09/01/23	180	180,240
City of Round Rock TX GOL, 5.00%, 08/15/23	75	75,044
County of Harris TX GOL, Series A, 5.00%, 10/01/23	90	90,232
County of Harris TX RB
5.00%, 08/15/23	275	275,162
Series A, 5.00%, 08/15/23	300	300,177
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23) (PSF)	540	540,280
Dallas Area Rapid Transit RB
5.00%, 12/01/23	150	150,750
Series A, 5.00%, 12/01/23	785	788,925
Dallas Fort Worth International Airport RB, 5.00%, 11/01/23	350	351,291
Dallas Independent School District GO, 5.00%, 08/15/23 (PSF)	100	100,060
Dallas/Fort Worth International Airport RB
5.00%, 11/01/23	200	200,738
Series G, 5.00%, 11/01/23	160	160,590
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	100,056
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	135	135,075
Frisco Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	80	80,045

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/23 (PSF)(a)	$100	$99,873
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	385	385,227
Klein Independent School District GO, Series A, 5.00%, 08/01/23 (PSF)	390	390,000
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	25,000
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	240	239,680
5.00%, 08/15/23 (PSF)	20	20,010
Series A, 5.00%, 08/15/23 (PSF)	85	85,044
Series A, 0.00%, 08/15/23 (PSF)(a)	50	49,933
Series B, 5.00%, 08/15/23	75	75,042
Series D, 0.00%, 08/15/23 (PSF)(a)	95	94,874
Lewisville Independent School District GO
5.00%, 08/15/23	200	200,104
5.00%, 08/15/23 (PSF)	800	800,453
Series A, 4.00%, 08/15/23 (PSF)	35	35,007
Series A, 5.00%, 08/15/23 (PSF)	170	170,096
Series B, 5.00%, 08/15/23	115	115,060
Magnolia Independent School District/TX GO, 5.00%, 08/15/23 (PSF)	90	90,054
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	100,000
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/23	365	366,455
Series A, 5.00%, 11/01/23	375	376,495
Series B, 5.00%, 11/01/23	615	617,452
North East Independent School District/TX GO, 5.00%, 08/01/23 (PSF)	730	730,000
North Texas Municipal Water District Water System Revenue, 4.00%, 09/01/23	640	640,309
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	660	660,841
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	114,972
5.00%, 08/01/23 (PSF)	75	75,000
5.00%, 08/15/23 (PSF)	390	390,215
Series A, 5.00%, 08/15/23 (PSF)	85	85,047
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	1,715	1,715,000
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/23	100	100,241
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	420	420,238
State of Texas GO
5.00%, 08/01/23	845	845,000
5.00%, 10/01/23	4,350	4,361,930
Series A, 5.00%, 10/01/23	220	220,603
Series A, 5.00%, 10/01/23	735	737,016
Series B-1, 5.00%, 08/01/23	100	100,000
State of Texas GOL, Series A, 5.00%, 08/01/23	175	175,000
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	100,056
5.00%, 12/01/23	40	40,193
Tarrant Regional Water District RB, 6.00%, 09/01/23	200	200,402
Texas State Technical College RB, 5.00%, 10/15/23	20	20,066
Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/23	$630	$631,414
Series A, 5.00%, 10/01/23	170	170,382
Texas Water Development Board RB
5.00%, 08/01/23	125	125,000
Series A, 5.00%, 10/15/23	250	250,766
Series B, 5.00%, 10/15/23	300	300,919
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/23	75	75,000
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	25,014
University of Texas System (The) RB
Series B, VRDN,3.85%, 08/01/32 (Put 08/07/23)(b)	10,955	10,955,000
Series C, 5.00%, 08/15/23	375	375,210
Series D, 5.00%, 08/15/23	460	460,257
Series H, 5.00%, 08/15/23	25	25,014
		43,235,009
Utah — 1.1%
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	110	110,302
County of Salt Lake UT RB, 5.00%, 08/15/30 (PR 08/15/23)	1,750	1,751,036
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	75,206
University of Utah (The) RB
Series A, 5.00%, 08/01/23 (SAP)	450	450,000
Series B, 5.00%, 08/01/23	210	210,000
Series B, 5.00%, 08/01/27 (PR 08/01/23)	1,075	1,075,000
Series B, 5.00%, 08/01/28 (PR 08/01/23)	565	565,000
Series B-1, 5.00%, 08/01/23	205	205,000
Utah Associated Municipal Power Systems RB, Series A, 5.00%, 09/01/23	620	620,734
		5,062,278
Vermont — 0.0%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	100,060
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	25,062
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	25,140
		150,262
Virginia — 5.0%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	1,000	1,002,543
City of Hampton VA GO, Series A, 5.00%, 09/01/23 (SAW)	10	10,013
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	60,000
City of Norfolk VA GO
5.00%, 08/01/23 (SAW)	425	425,000
Series A, 5.00%, 08/01/23 (SAW)	35	35,000
County of Arlington VA GO, 5.00%, 08/15/23	100	100,061
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	100	100,414
County of Fairfax VA GO
4.00%, 10/01/23 (SAW)	905	905,963
Series A, 5.00%, 10/01/23 (SAW)	700	701,873
Series B, 5.00%, 10/01/23 (SAW)	675	676,806
County of Henrico VA GO
5.00%, 08/01/23 (SAW)	200	200,000
Series A, 5.00%, 08/01/23	165	165,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
County of Loudoun VA GO
5.00%, 12/01/23 (SAW)	$170	$170,963
Series A, 5.00%, 12/01/23	140	140,793
Series A, 5.00%, 12/01/23 (SAW)	600	603,398
County of Prince William VA COP, 5.00%, 10/01/23	120	120,307
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	100,000
Virginia College Building Authority
5.00%, 09/01/23 (ST INTERCEPT)	6,465	6,473,137
5.00%, 09/01/23 (ETM) (ST INTERCEPT)	35	35,042
Virginia College Building Authority RB
5.00%, 09/01/23 (ST INTERCEPT)	720	720,906
Series A, 5.00%, 09/01/23	40	40,050
Virginia Commonwealth Transportation Board RB, 5.00%, 09/15/23	680	681,302
Virginia Public Building Authority RB
5.00%, 08/01/23	1,150	1,150,000
Series C, 5.00%, 08/01/23	525	525,000
Series A, 4.00%, 08/01/23	245	245,000
Series A, 5.00%, 08/01/23	290	290,000
Series A, 5.00%, 08/01/26 (PR 08/01/23)	220	220,000
Series B, 5.00%, 08/01/23	865	865,000
Virginia Public School Authority RB
4.00%, 10/01/23 (SAW)	100	100,121
5.00%, 08/01/23	1,735	1,735,000
5.00%, 08/01/23 (SAW)	765	765,000
Series B, 5.00%, 08/01/23	100	100,000
Series A, 5.00%, 08/01/23 (SAW)	280	280,000
Series B, 5.00%, 08/01/23 (SAW)	225	225,000
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/23	665	666,901
Virginia Resources Authority RB
5.00%, 11/01/23	205	205,894
Series A, 4.00%, 11/01/23	100	100,178
Series A, 5.00%, 11/01/23	1,105	1,109,819
Series B, 5.00%, 11/01/23	200	200,872
Series S, 5.00%, 11/01/23	390	391,701
		22,644,057
Washington — 4.0%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/23	70	70,300
Central Puget Sound Regional Transit Authority TB, 5.00%, 11/01/23	450	451,929
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 09/01/23	1,000	1,001,333
City of Seattle WA GO, 5.00%, 12/01/23	100	100,543
City of Seattle WA GOL
Series A, 5.00%, 11/01/23	100	100,401
Series A, 5.00%, 12/01/23	450	452,444
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/23	400	400,543
Series C, 5.00%, 09/01/23	365	365,495
Series C, 5.00%, 10/01/23	280	280,782
City of Seattle Water System Revenue, 5.00%, 09/01/23	860	861,097
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	640	643,561
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	115	115,651
County of King WA GOL
5.00%, 12/01/23	80	80,440
Series A, VRDN,4.55%, 01/01/46 (Put 07/31/23)(b)	3,000	3,000,000
Security	Par (000)	Value

Washington (continued)
Series B, 5.00%, 12/01/23	$260	$261,429
Series E, 5.00%, 12/01/23	165	165,907
County of Snohomish WA GOL, 5.00%, 12/01/23	125	125,708
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	50,280
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	25,140
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	175	175,979
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	3,320	3,338,801
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	255	256,427
King County School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	90	90,504
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	175,997
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	70	70,392
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/23	180	181,001
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	125,260
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	25,140
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	20,047
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	165	165,923
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	140,784
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	246,387
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	100	100,560
State of Washington GO
5.00%, 08/01/23	440	440,000
Series A, 5.00%, 08/01/23	460	460,000
Series B, 5.00%, 08/01/23	210	210,000
Series R-2017A, 5.00%, 08/01/23	400	400,000
Series R-2018D, 5.00%, 08/01/23	300	300,000
State of Washington RB
5.00%, 09/01/23	1,000	1,000,996
Series C, 5.00%, 09/01/23	1,130	1,131,125
University of Washington RB
Series A, 4.00%, 12/01/23	310	310,696
Series C, 5.00%, 12/01/23	215	216,182
Washington State University RB, 5.00%, 10/01/23	120	120,289
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	15,080
		18,270,553
West Virginia — 0.2%
State of West Virginia GO
Series A, 5.00%, 11/01/23	55	55,230
Series A, 5.00%, 12/01/23	100	100,566
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/23	830	831,072
West Virginia Water Development Authority RB, Series A-II, 5.00%, 11/01/23	80	80,335
		1,067,203

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.7%
City of Madison WI GO, Series A, 4.00%, 10/01/23	$500	$500,482
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	370	370,953
Milwaukee Metropolitan Sewerage District GO, 4.00%, 10/01/23	205	205,198
State of Wisconsin, 5.00%, 11/01/23	245	245,989
State of Wisconsin GO
5.00%, 11/01/23	665	667,685
Series 1, 5.00%, 11/01/23	820	823,310
Series 2, 5.00%, 11/01/23	255	256,029
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	115	115,058
Series A, 5.00%, 11/15/23	40	40,172
		3,224,876
Total Long-Term Investments — 101.6%
(Cost: $462,927,043)		462,230,911
Security	Par (000)	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds: MuniCash, 3.57%(c)(d)	120	$120,037

Total Short-Term Securities — 0.0%
(Cost: $120,049)		120,037

Total Investments — 101.6%
(Cost: $463,047,092)		462,350,948

Liabilities in Excess of Other Assets — (1.6)%		(7,114,988)

Net Assets — 100.0%		$455,235,960

(a)	Zero-coupon bond.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$2,259,207	$—	$(2,145,308	)(a)	$6,150	$(12)	$120,037	120	$70,150	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Muni Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$462,230,911	$—	$462,230,911
Short-Term Securities
Money Market Funds	120,037	—	—	120,037
	$120,037	$462,230,911	$—	$462,350,948

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	MO	Moral Obligation
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	ST	Special Tax
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program